As filed with the Securities and Exchange Commission on April 30, 2013

Registration No. 2-99584

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 38	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 41	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

DALE E. PALKA

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

ROBERT F. WEBER

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, Illinois 60603

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates

PLAN INVESTMENT FUND, INC.

PROSPECTUS

April 30, 2013

Plan Investment Fund is a mutual fund, which is open only to members and licensees of the Blue Cross and Blue Shield Association and certain related organizations. The Fund offers Participation Certificates in several separate investment portfolios, including the Government/REPO Portfolio and the Money Market Portfolio, both of which are money market funds. This prospectus relates to the following portfolios of the Fund:

•

The Ultrashort Duration Government Portfolio (PIFUX) — which seeks total return consistent with current income and capital preservation by investing primarily in U.S. government securities and U.S. government agency securities. The Ultrashort Duration Government Portfolio is not a money market fund.

•

The Ultrashort Duration Bond Portfolio (PIFDX) — which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities. The Ultrashort Duration Bond Portfolio is not a money market fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Government Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Ultrashort Duration Government Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.20%
Other Expenses	0.39%

Total Annual Portfolio Operating Expenses	0.59%
Fee Waivers and Expense Reimbursements(1)	(0.19%)

Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.40%

(1)	As described under “Management of the Portfolios — Fee Waivers and Expense Reimbursement” in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Government Portfolio’s Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance. Also as described under such caption in the Statement of Additional Information relating to this Prospectus, the Administrator (but not the Investment Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances.

Example

This example is intended to help you compare the cost of investing in the Ultrashort Duration Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$170	$311	$721

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Government Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 85% of the average value of the portfolio.

Principal Investment Strategies

The overall strategy of the Ultrashort Duration Government Portfolio is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within this duration range, the Portfolio’s investment advisor, Merganser Capital Management, Inc. (the “Advisor”), will seek to increase the Portfolio’s current income by lengthening or shortening duration based on its interest rate outlook.

In addition to treasury securities and similar government obligations, the Portfolio invests in mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by its investments and to extend portfolio duration. The Advisor makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Portfolio evaluates its investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of 12 months.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Principal Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Ultrashort Duration Government Portfolio. The primary factors that may reduce the Portfolio’s returns include:

•

Interest Rate Risk.    Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•	Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

•

Counterparty Credit Risk.    Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

•

Prepayment Risk.    When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

•

Liquidity Risk.    The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

•

Risks related to the Mortgage Finance and Credit Markets.    There have been a variety of recent adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

Investments in the Ultrashort Duration Government Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

A bar chart and table showing the annual return and performance of the Ultrashort Duration Government Portfolio, and indicating the return volatility associated with an investment in this Portfolio, will be provided after the Portfolio has been in operation for a full calendar year.

Investment Advisor

Merganser Capital Management, Inc. is the Ultrashort Duration Government Portfolio’s investment advisor.

Portfolio Managers

There is no one individual primarily responsible for portfolio management decisions for the Portfolio. Investments are made under the direction of a team of Merganser professionals led by Douglas A. Kelly, Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Kelly is the President and Co-Chief Investment Officer of Merganser and has been with the company since 1986. Mr. Smock is the Executive Vice-President and Co-Chief Investment Officer of Merganser and joined the company in 2003. Ms. Wynn is a Senior Vice-President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice-President and Portfolio Manager for Merganser and joined the company in 1986.

Purchase and Sale of Participation Certificates

The minimum initial investment amount for the Ultrashort Duration Government Portfolio is $1,000,000, which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount.

The Ultrashort Duration Government Portfolio’s participation certificates may be purchased or redeemed on any business day of the Fund. Investors must transmit purchase or redemption orders by telephone to (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system.

Tax Information

The Fund intends to make distributions from the Ultrashort Duration Government Portfolio that may be taxed as ordinary income or capital gains.

ULTRASHORT DURATION BOND PORTFOLIO

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Bond Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Ultrashort Duration Bond Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.20%
Other Expenses	0.28%

Total Annual Portfolio Operating Expenses	0.48%
Fee Waivers and Expense Reimbursements(1)	(0.08%)

Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.40%

(1)	As described under “Management of the Portfolios — Fee Waivers and Expense Reimbursement” in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Bond Portfolio’s Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance. Also as described under such caption in the Statement of Additional Information relating to this Prospectus, the Administrator (but not the Investment Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances.

Example

This example is intended to help you compare the cost of investing in the Ultrashort Duration Bond Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Bond Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Bond Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$146	$261	$597

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Bond Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 50% of the average value of the portfolio.

Principal Investment Strategies

The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises). The Portfolio’s investment advisor, Merganser Capital Management, Inc. (the “Advisor”), seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sector that the Advisor expects to offer the best balance between total return and risk.

Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Principal Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Ultrashort Duration Bond Portfolio. The primary factors that may reduce the Portfolio’s returns include:

•

Interest Rate Risk.    Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•	Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

•

Counterparty Credit Risk.    Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

•

Prepayment Risk.    When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

•

Liquidity Risk.    The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

•

Risks related to the Mortgage Finance and Credit Markets.    There have been a variety of recent adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

•

Risks Associated with Noninvestment-Grade Securities.    The Portfolio may hold securities that were investment grade at the time of purchase but are subsequently rated below investment grade, which may be subject to greater economic, interest rate, credit and liquidity risks than investment-grade securities.

•

Risks Related to the Economy.    Lower-grade bond returns are sensitive to changes in the economy. The value of the Portfolio’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

A bar chart and table showing the annual return and performance of the Ultrashort Duration Bond Portfolio, and indicating the return volatility associated with an investment in this Portfolio will be provided after the Portfolio has been in operation for a full calendar year.

Investment Advisor

Merganser Capital Management, Inc. is the Ultrashort Duration Bond Portfolio’s investment advisor.

Portfolio Managers

There is no one individual primarily responsible for portfolio management decisions for the Portfolio. Investments are made under the direction of a team of Merganser professionals led by Douglas A. Kelly, Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Kelly is the President and Co-Chief Investment Officer of Merganser and has been with the company since 1986. Mr. Smock is the Executive Vice-President and Co-Chief Investment Officer of Merganser and joined the company in 2003. Ms. Wynn is a Senior Vice-President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice-President and Portfolio Manager for Merganser and joined the company in 1986.

Purchase and Sale of Participation Certificates

The minimum initial investment amount for the Ultrashort Duration Bond Portfolio is $1,000,000 which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount.

The Ultrashort Duration Bond Portfolio’s participation certificates may be purchased or redeemed on any business day of the Fund. Investors must transmit purchase or redemption orders by telephone to (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system.

Tax Information

The Fund intends to make distributions from the Ultrashort Duration Bond Portfolio that may be taxed as ordinary income or capital gains.

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

Investment Objectives and Strategies

While there is no assurance that the Ultrashort Duration Government Portfolio will achieve its investment objective of providing total return consistent with current income and capital preservation, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Portfolio is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns will consist of interest income. The Portfolio’s overall strategy is therefore to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs as well as GNMA securities). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of U.S. government securities (including repurchase agreements) in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, immediately follows this strategy section.

Within the Portfolio’s duration range, the Advisor will seek to increase the Portfolio’s current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Advisor will typically lengthen the portfolio duration when it expects interest rates to decline. The Advisor will typically shorten the portfolio duration when it expects interest rates to increase.

In addition to treasury securities and similar government obligations, the Portfolio invests in commercial and residential mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by the portfolio and to extend portfolio duration. This portion of the portfolio consists principally of fixed-rate and floating-rate collateralized mortgage obligations and adjustable-rate mortgages. The Portfolio may seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The portfolio duration range and target will limit the amount of these securities held in the Portfolio.

The Advisor makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.

Within the Portfolio’s duration range, all other factors being equal, the Portfolio will tend to hold securities offering the highest spreads. For mortgage-backed securities, the Advisor will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Portfolio may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

The Advisor evaluates the investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of Bank of America Merrill Lynch 12-Month Treasury bills Index, which is composed of U.S. Treasury bills with maturities of 12 months (the “Index”). Although there can be no assurance that the Portfolio’s total return will exceed the Index’s total return during any period, the Portfolio seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Portfolio will vary from the composition of the Index’s portfolio. The Portfolio may also include U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs) and individual securities not represented in the Index.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to government investments in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in securities which are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Principal Investments of the Ultrashort Duration Government Portfolio

The following provides general information on the Portfolio’s principal investments. The Statement of Additional Information (SAI) provides information about the Portfolio’s non-principal investments and may provide additional information about the Portfolio’s principal investments.

Fixed-Income Securities.    Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the fixed-income securities in which the Portfolio principally invests:

Treasury Securities.    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Government Securities.    Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States.

Other government securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.

The Portfolio treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Mortgage-Backed Securities (MBS).    An MBS is a type of fixed-income security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. An MBS may represent an ownership interest in a pool of residential mortgage loans (RMBS) or commercial loans (CMBS). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. The Ultrashort Duration Government Portfolio may only invest in MBS that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities). Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.

Collateralized Mortgage Obligations (CMOs) (A Type of Mortgage-Backed Security).    CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Ultrashort Duration Government Portfolio may only invest in CMOs that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Other Investments, Transactions, Techniques

Repurchase Agreements.    Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Portfolio’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Risks of Investing in the Ultrashort Duration Government Portfolio

The following provides general information on the risks associated with the Portfolio’s principal investments. Any additional risks associated with the Portfolio’s non-principal investments are described in the SAI. The SAI also may provide additional information about the risks associated with the Portfolio’s principal investments.

Interest Rate Risk.    Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Issuer Credit Risk.    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Portfolio must rely entirely upon the Advisor’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Credit Risk.    Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk.    Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect an investor holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Portfolio would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, the Portfolio may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Liquidity Risks.    Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Portfolio’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

Risks Related to the Mortgage Finance and Credit Markets.    There have been a variety of recent adverse developments associated with these markets including, without limitation, the following:

•

Volatile market conditions for mortgages and mortgage-related assets, as well as the broader financial markets, have resulted in a significant contraction in liquidity for mortgages and mortgage-related assets, which may adversely affect the value of the assets in which the Portfolio invests.

•

The conservatorship of Fannie Mae and Freddie Mac and related efforts, along with changes in laws and regulations affecting the relationship between Fannie Mae and Freddie Mac and the U.S. government, may adversely affect the Portfolio.

•

Mortgage loan modification programs, future legislative action and changes in the requirements necessary to qualify for refinancing a mortgage with Fannie Mae, Freddie Mac or Ginnie Mae may adversely affect the value of, and the returns on, the assets in which the Portfolio invests.

•	The U.S. government’s pressing for refinancing of certain loans may affect prepayment rates for mortgage loans in MBS.

•

There can be no assurance that the actions of the U.S. government, the Federal Reserve, the Treasury and other governmental and regulatory bodies for the purpose of stabilizing the financial markets, or market response to those actions, will achieve the intended effect, that the Portfolio will benefit from these actions or that further government or market developments will not adversely impact the Portfolio.

ULTRASHORT DURATION BOND PORTFOLIO

Investment Objectives and Strategies

While there is no assurance that the Ultrashort Duration Bond Portfolio will achieve its investment objective of total return consistent with current income and capital preservation, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Portfolio invests in a diversified portfolio of domestic fixed-income securities. The Portfolio’s Advisor actively manages the Portfolio seeking to limit fluctuation in the price of Participation Certificates due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Advisor’s credit analysis. The Advisor attempts to limit fluctuation in the price of Participation Certificates by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. The Advisor then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit-quality securities.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, immediately follows this strategy section.

The Portfolio invests in investment-grade, fixed-income securities, but may continue to hold such securities even if they have ceased to be rated as investment grade. Investment-grade securities are those rated BBB- or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Advisor. The Advisor attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. Non-governmental, mortgage-backed securities also involve credit risk. In selecting securities, the Advisor seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Advisor’s investment process first allocates the Portfolio’s investments among fixed-income sectors. The Advisor makes a greater allocation of the investments to those sectors that the Advisor expects to offer the best balance between current income and risk and thus offer the greatest potential for return. The allocation process is based on the Advisor’s continuing analysis of a variety of economic and market indicators in order to arrive at what the Advisor believes the yield “spread” should be for each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.) Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Advisor also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Advisor attempts to manage the Portfolio’s prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Advisor may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Advisor attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Advisor attempts to manage the Portfolio’s credit risk by selecting securities that make default in the payment of principal and interest less likely. The Advisor analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Portfolio. In selecting individual corporate fixed- income securities, the Advisor analyzes the issuer’s business, competitive position and general financial condition to assess whether the security’s credit risk is commensurate with its potential return. There is no assurance that the Advisor’s efforts to enhance returns will be successful.

Within the Portfolio’s duration range of three months to 18 months, the Advisor may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Advisor expects interest rates to decline, it will generally lengthen the Portfolio’s duration, and if the Advisor expects interest rates to increase, it will generally shorten the Portfolio’s duration. Because the Portfolio will typically invest in fixed-income securities with remaining maturities greater than one year, the Portfolio may use repurchase contracts and certain collateralized mortgage obligations in an effort to maintain the Portfolio’s target duration. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•	current and expected U.S. growth;

•	current and expected interest rates and inflation;

•	the U.S. Federal Reserve Board’s monetary policy; and

•	changes in the supply of or demand for U.S. government securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to fixed-income securities in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

Principal Investments of the Ultrashort Duration Bond Portfolio

The following provides general information on the Portfolio’s principal investments. The Statement of Additional Information (SAI) provides information about the Portfolio’s non-principal investments and may provide additional information about the Portfolio’s principal investments.

The principal investments of the Ultrashort Duration Bond Portfolio include the principal investments of the Ultrashort Duration Government Portfolio described above in this Prospectus. The following describes the additional types of securities in which the Ultrashort Duration Bond Portfolio principally invests:

Corporate Debt Securities.    Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust-preferred and capital-securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Non-Governmental Mortgage-Backed Securities (A Type of Mortgage-Backed Security).    Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage-backed securities in which the Portfolio invests will be treated as mortgage-related, asset-backed securities. They may represent an ownership interest in a pool of residential mortgage loans (RMBS) or commercial loans (CMBS). These securities involve credit risk and liquidity risk. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Portfolio with respect to such payments.

Asset-Backed Securities.    Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities in which the Ultrashort Duration Bond Portfolio may invest include senior and subordinated securities with investment grade quality ratings backed by a wide variety of consumer and business related receivables. Such securitizations may include (but are not limited to) automobile retail installment contracts, automobile leases, auto dealer floorplan loans, utility rate-reduction bonds, credit card receivables (bank and retailer), heavy equipment loans and floorplan loans, business equipment loans, floorplan loans and leases, and federally guaranteed student loans.

Bank Instruments.    Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Other Investments, Transactions, Techniques

The Ultrashort Duration Bond Portfolio may utilize repurchase agreements as described above in this Prospectus with respect to the other investments, transactions and techniques of the Ultrashort Duration Government Portfolio. In addition, the Ultrashort Duration Bond Portfolio may utilize the following:

Credit Enhancement.    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Advisor may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.

Delayed Delivery Transactions.    Delayed delivery transactions, including when-issued transactions, are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Portfolio. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs) (A Type of Delayed Delivery Transaction).    As with other delayed delivery transactions, a seller agrees to deliver a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio.

Dollar Rolls (A Type of Delayed Delivery Transaction).    Dollar rolls are transactions where the Portfolio sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Investment Ratings for Investment-Grade Securities.    The Advisor will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor’s, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (“default”) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Portfolio must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment grade. In the event that a security is downgraded subsequent to purchase to a rating that is below investment grade, the Advisor is authorized to sell the security within three business days without any notice requirement. If the Advisor’s recommendation is to continue holding the security, the Advisor shall notify the Fund’s Board or the Board’s designee of such downgrade within three business days, which notice shall include a rationale for the hold recommendation. The Fund’s Board or the Board’s designee shall communicate their decision (approval granted or approval denied) to the Advisor within three business days of receipt of the notice. If the hold request is denied, the Advisor will attempt to sell the downgraded security within three business days of notice receipt.

Investment Ratings for Noninvestment-Grade Securities.    Noninvestment-grade securities are rated below BBB-by an NRSRO. These bonds have greater economic, credit and liquidity risks than investment-grade securities.

Risks of Investing in the Ultrashort Duration Bond Portfolio

The following provides general information on the risks associated with the types of securities and other investments in which the Portfolio principally invests. The Portfolio may invest in other types of securities or investments as non-principal investments. Any additional risks associated with investing in such other non-principal investments are described in the SAI. The SAI also may provide additional information about the risks associated with the types of securities in which the Portfolio principally invests.

The risks associated with the principal investments of the Ultrashort Duration Bond Portfolio include the risks associated with the principal investments of the Ultrashort Duration Government Portfolio described above in this Prospectus. The following describes the additional risks associated with the principal investments of the Ultrashort Duration Bond Portfolio:

Risks Associated with Noninvestment-Grade Securities.    The Portfolio may hold securities that were investment grade at the time of the purchase but are subsequently rated below investment grade. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Related to the Economy.    Lower grade bond returns are sensitive to changes in the economy. The value of the Portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

OTHER INFORMATION

Unusual Market Conditions/Temporary Defensive Periods

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies. Each Portfolio may hold uninvested cash reserves, pending investment, during such periods. Uninvested cash reserves will not earn income.

Suitability of Investments

Each investor should determine for itself the suitability of investing in the Portfolios, including with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.

Portfolio Turnover

Each Portfolio actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Portfolio to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Participation Certificate holders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Portfolio’s trading costs and may have an adverse impact on the Portfolio’s performance.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Merganser Capital Management, Inc., the investment advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (“Merganser,” or the “Advisor”), is a registered investment advisory firm specializing in fixed income management for institutional investors. The firm commenced operations in 1985, and as of December 31, 2012 had approximately $7.3 billion under management for over 65 institutional clients, including corporate, Taft-Hartley and public funds, foundations, endowments, hospitals and sub-advisory relationships. Merganser is a wholly-owned subsidiary of Annaly Capital Management, Inc. and has its offices at 99 High Street, Boston, MA 02110.

As investment advisor, Merganser manages, and is responsible for all purchases and sales of securities of, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. For the services provided and expenses assumed by it with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, Merganser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, as follows:

Annual Fee	Aggregate Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as Service Agent for the Portfolios.

Merganser may from time to time waive the fees otherwise payable to it, or it may reimburse a Portfolio for its operating expenses. Any fees waived or expenses reimbursed with respect to a particular year are not recoverable.

For the period from March 1, 2012 to December 31, 2012, the Advisor’s fee, after giving effect to applicable fee waivers and expense reimbursements, was 0.12% of average net assets of the Ultrashort Duration Government Portfolio and 0.12% of average net assets of the Ultrashort Duration Bond Portfolio.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements between the Fund and Merganser is available in the Fund’s annual report to Participation Certificate holders for the period ended December 31, 2011.

Portfolio Managers

Douglas A. Kelly, CFA, President & Co-Chief Investment Officer

Mr. Kelly joined Merganser in 1986 and is Merganser’s President & Co-Chief Investment Officer. He also serves as the co-product team leader for Merganser’s shorter duration strategies.

Before joining Merganser, Mr. Kelly’s experience included positions with American Can and Exxon Corporation. At American Can, Mr. Kelly’s primary role was Director, Pension Investments where he had responsibility for determining investment objectives, setting asset mix guidelines, reviewing actuarial assumptions and monitoring and controlling the investment program to ensure achievement of objectives. This involved the oversight of over $1 billion in pension and profit sharing plan assets, including in-house management of a $250 million fixed income portfolio.

Mr. Kelly holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society. He has previously served as a member of the Investment Issues Committee of the Association of Private Pension and Welfare Plans and was a member of Pension Group East.

S.M., Massachusetts Institute of Technology; B.S., Babson College

Andrew M. Smock, CFA, EVP, Co-Chief Investment Officer

Mr. Smock joined Merganser in 2003 and serves as Co-Chief Investment Officer with Mr. Kelly. Mr. Smock is also the product team leader for Merganser’s longer duration strategies. Earlier in his career at Merganser, Mr. Smock focused on researching and trading both residential and commercial mortgage backed securities.

Prior to joining Merganser, Mr. Smock was a management consultant with the boutique consulting firm Sibson Consulting Group. His primary clients were Fortune 500 companies in the financial services and telecommunication industries.

Mr. Smock holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

M.B.A., Massachusetts Institute of Technology; B.A., Northwestern University

Peter S. Kaplan, CFA, SVP, Portfolio Manager

Mr. Kaplan joined Merganser in 1986 and is the team leader for the asset-backed securities (ABS) sector. He is a portfolio manager for Merganser’s shorter duration strategies and also serves as the co-team leader for its Cash Enhancement product.

Prior to joining Merganser, Mr. Kaplan worked for SEI Corporation and managed the design, development and implementation of investment accounting systems. Prior to SEI Corporation, Mr. Kaplan worked at Interactive Data Corporation, where he developed investment applications for institutional investment managers. Mr. Kaplan holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

M.B.A., Babson College; B.S., University of Massachusetts

Jennifer K. Wynn, CFA, SVP, Portfolio Manager

Ms. Wynn joined Merganser in 2000 and is the team leader for the credit sector, as well as a portfolio manager for Merganser’s shorter duration strategies. She also serves as the co-team leader for Merganser’s Short Term Bond product.

Before joining Merganser, Ms. Wynn worked at Camp Dresser & McKee as a Water Resources Engineer. She began her career with American National Bank and Trust Company where she served as portfolio manager on Lehman Aggregate-indexed funds. In this role she was also responsible for trading government, corporate, mortgage backed, and asset backed securities.

Ms. Wynn holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

M.B.A., The University of Chicago Graduate School of Business; S.M., Massachusetts Institute of Technology; B.S.E., Princeton University

The SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and ownership of securities in the Portfolios.

Trustees

The Trustees of the Fund are as follows:

Interested Trustee

Dale E. Palka is President and Chief Executive Officer of Plan Investment Fund, Inc. and Senior Vice President of BCS Financial Services.

* Dale E. Palka may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

Disinterested Trustees

Dorothy A. Coleman is Executive Vice President and, Chief Financial Officer of Excellus Blue Cross and Blue Shield.

David A. Cote is Assistant Vice President and Assistant Treasurer of Blue Cross and Blue Shield of South Carolina.

Emil D. Duda is retired. He is Chairman of the Fund and previously was Senior Executive Vice President and Chief Financial Officer of The Lifetime Healthcare Companies.

Robert J. Kolodgy is Senior Vice President and Chief Financial Officer of The Blue Cross and Blue Shield Association.

Alan Krigstein is Executive Vice President and Chief Financial Officer and Treasurer of Independence Blue Cross.

Gerard T. Mallen is Treasurer and Finance Division Senior Vice President of Health Care Service Corporation.

Vince P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.

Joseph F. Reichard is Vice President, Treasury Services and Assistant Treasurer of Highmark, Inc.

Cynthia M. Vice is Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama.

SHAREHOLDER INFORMATION

Participation Certificates

The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio initially were issued at a price of $10.00 per Participation Certificate, and will be entitled to ten votes per Participation Certificate. The Participation Certificates of the Government/REPO Portfolio and the Money Market Portfolio, which are money market funds, seek to maintain a net asset value of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.

Pricing of Participation Certificates

Calculation of Net Asset Value.    When the Fund receives a transaction request in proper form (as described in this Prospectus), it is processed at the next calculated net asset value of a Participation Certificate (NAV). The NAV is determined by BNY Mellon Investment Servicing, as Service Agent of the Portfolios, as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Service Agent calculates the NAV of each Portfolio by valuing the assets allocated to the Portfolio, subtracting the liabilities allocated to the Portfolio and dividing the balance by the number of Participation Certificates of the Portfolio outstanding. The current NAVs of the Portfolios may be found at www.PIF.com, via online news sources and in certain newspapers. Investors can purchase, redeem or exchange Participation Certificates any day the NYSE is open.

When a Portfolio holds fixed-income securities that trade on days the NYSE is closed, the value of the Portfolio’s assets may change on days investors cannot purchase or redeem Participation Certificates.

In calculating NAVs, the Service Agent generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Board”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Service Agent cannot obtain a price or price evaluation from a pricing service for an investment, the Advisor may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Advisor uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate a Portfolio’s NAV.

Fair Valuation and Significant Events Procedures.    The Board has ultimate responsibility for determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable. Under the Fair Valuation Pricing Policies and Procedures (the “Procedures”) adopted by the Board, the Board has delegated to the Advisor, in conjunction with the Valuation Committee, the responsibility of determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable.

Each fair valuation determination made by the Advisor, along with the factors upon which the determination was based, will be documented and presented to the Board at a regularly scheduled board meeting. The Valuation Committee will review the Advisor’s fair valuation determinations on a quarterly basis. The Valuation Committee shall consist of the President of the Fund, the Fund’s Treasurer and representatives from the Service Agent and the Advisor.

The fair value of any portfolio security held by a Portfolio will be determined in a manner that most fairly reflects the market value of the security on the valuation date, on a consideration of all available information. When pricing data is not available or is otherwise deemed to be unreliable, or inaccurate pricing data is received, the Service Agent will notify the Advisor and the Advisor will determine the fair value of the security in accordance with the Procedures. For securities of bankrupt issuers, the Advisor (or its designee) will immediately notify the Service Agent and the Advisor will determine the fair value of the security in accordance with the Procedures. If an extraordinary market event occurs between the time the last “current” market quotation is available for a security in a Portfolio and the time the Portfolio’s net asset value is determined that calls into doubt whether the earlier market quotation represents fair value at the time the Portfolio’s net asset value is determined, the Advisor will decide whether to affirm the current quotation or to determine a fair value based on the new information.

Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Fund generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer, such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities.

This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Portfolios. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates NAVs, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAVs by short-term traders. See “Frequent Trading Policies.”

Purchase of Participation Certificates

The Fund, acting as its own distributor without the services of an underwriter, sells Participation Certificates of each Portfolio without a sales charge, at the net asset value per Participation Certificate next determined after receipt of a purchase order. Investors may open an account with the Fund by completing, and submitting to BCS Financial Services Corporation (“BCSFSC”), an application form which may be obtained by telephoning (toll-free) (800) 621-9215; the form requests information from the investor required to open an account for such investor. After the application form has been received and approved, an investor may place purchase orders for Participation Certificates on any business day by telephone to (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system.

Purchase orders for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio received before 4:00 P.M. (Eastern Time) on a business day will be priced at the net asset value determined on that day if BNY Mellon Investment Servicing receives payment on that day. Orders received at other times, and orders for which BNY Mellon Investment Servicing has not received payment on the day the order is received, will not be accepted and notice will be given to the investor placing the order.

Investors must pay for Participation Certificates of each Portfolio by Fed wire to BNY Mellon Investment Servicing. The minimum initial investment amount for each of the Portfolios is $1,000,000, which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates.

Redemption of Participation Certificates

Investors must transmit redemption orders by telephone to (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system. The Fund will redeem Participation Certificates at the net asset value per Participation Certificate next determined after receipt of the redemption order.

A redemption request with respect to the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio which is received by BNY Mellon Investment Servicing prior to 4:00 P.M. (Eastern Time) on a business day will be priced at the net asset value determined on that day and the Fund will wire proceeds of such redemption on the business day following the day the redemption order is received. Investors receive dividends through, and including, the day the redemption request is received.

The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the Investment Company Act as determined by the SEC by rules and regulations.

Further Information Regarding the Portfolios.    Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent.

Payment in Kind

Investors may request that redemption order proceeds consist of securities held by a Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide BNY Mellon Investment Servicing with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the Investment Company Act. Under guidelines established by the Board of Trustees, the Advisor shall have the authority to make adjustments to the mix of securities to establish round lots that are more easily traded; however, these adjustments may not materially change the maturity, quality and liquidity characteristics of the remaining Portfolio.

If the Board of Trustees and the Advisor determine that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property.

Frequent Trading Policies

Given the liquid nature of the Portfolios’ investments and the low transaction costs associated with these investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Portfolios will have significant adverse consequences for the Portfolios or their Participation Certificate holders. For this reason, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Participation Certificates. Regardless of their frequency or short-term nature, purchases and redemptions of Participation Certificates can have adverse effects on the management of the Portfolios and their performance.

Dividends and Distributions

Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Dividends from net investment income, if any, are declared daily and distributed to Participation Certificate holders monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application form, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor’s Participation Certificates). Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once a year, and may be reinvested in additional Participation Certificates or, at the option of the investor, paid in cash. The Portfolio does not expect to realize net long-term capital gains.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that it knows the true identity of its Participation Certificate holders. The Treasurer of the Fund has been designated as the Compliance Officer under the Anti-Money Laundering Policy of the Fund.

TAXES

As long as each Portfolio meets the requirements for being a regulated investment company, it pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year and intend to meet these requirements in future years.

Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

Dividends declared in December of any year, and payable to holders of record on a specified date in December, will be deemed for tax purposes to have been received by the Participation Certificate holders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

The foregoing discussion is only a brief summary of some of the federal tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the tables represent the rate that an investor would have earned on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the period ended December 31, 2012 has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report of the Fund, which is available upon request.

Ultrashort Duration Government Portfolio

The table below sets forth selected financial data for a Ultrashort Duration Government Portfolio Participation Certificate outstanding throughout each year presented

	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations
Net Investment Income	0.03	(1)
Net Realized Gain (Loss) on Investments(1)	0.05

Total Income From Investment Operations	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.05)
Net Realized Capital Gains	(0.01)

Total Dividends and Distributions	$0.06

Net Asset Value, End of Period	$10.02

Total Return**	0.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$72,866
Ratio of Net Total Expenses to Average Net Assets(2)	0.40	%***
Ratio of Net Investment Income to Average Net Assets(3)	0.36	%**
Portfolio turnover rate	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)	Without the waiver of a portion of advisory and administration fees, the ratio of total expenses to average daily net assets would have been 0.59% annualized for the period ended December 31, 2012.

(3)	Without the waiver of a portion of advisory and administration fees, the ratio of net investment income to average daily net assets would have been 0.17% annualized for the period ended December 31, 2012.

Ultrashort Duration Bond Portfolio

The table below sets forth selected financial data for a Ultrashort Duration Government Portfolio Participation Certificate outstanding throughout each year presented

	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations
Net Investment Income	0.06	(1)
Net Realized Gain (Loss) on Investments(1)	0.02

Total Income From Investment Operations	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.06)
Net Realized Capital Gains	(0.01)

Total Dividends and Distributions	$0.07

Net Asset Value, End of Period	$10.01

Total Return**	0.79%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$115,470
Ratio of Net Total Expenses to Average Net Assets(2)	0.40	%***
Ratio of Net Investment Income to Average Net Assets(3)	0.74	%***
Portfolio turnover rate	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)	Without the waiver of a portion of advisory and administration fees, the ratio of total expenses to average daily net assets would have been 0.48% annualized for the period ended December 31, 2012.

(3)	Without the waiver of a portion of advisory and administration fees, the ratio of net investment income to average daily net assets would have been 0.66% annualized for the period ended December 31, 2012.

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WHERE TO FIND MORE INFORMATION

The Statement of Additional Information relating to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Portfolios during the last fiscal year.

Investors can get free copies of the above- named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling BCSFSC (toll free) at (800) 621-9215. The Fund makes available its Prospectus, SAI and Annual and Semi-Annual Reports, free of charge, at the Fund’s website at http://www.pif.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the SEC’s EDGAR database and the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

The Fund’s SEC File No. is 811-04379.

PLAN INVESTMENT FUND, INC.

ULTRASHORT DURATION GOVERNMENT PORTFOLIO (PIFUX)

ULTRASHORT DURATION BOND PORTFOLIO (PIFDX)

Statement of Additional Information

April 30, 2013

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”), relating to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio of the Fund (the “Portfolios”), dated April 30, 2013, as it may from time to time be supplemented or revised (the “Prospectus”). No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report are incorporated by reference into this Statement of Additional. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by calling BCS Financial Services Corporation (“BCSFSC”) (toll free) at (800) 621-9215.

GENERAL INFORMATION

The Fund is a Maryland corporation and was incorporated on August 6, 1985. The Fund is a diversified, open-end management investment company. The Fund consists of four portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Each Portfolio is represented by a class of Participation Certificates separate from those of the Fund’s other Portfolios. This Statement of Additional Information relates only to the Ultrashort Duration Government Portfolio which commenced operation on March 7, 2012 and the Ultrashort Duration Bond Portfolio which commenced operation on March 6, 2012.

DESCRIPTION OF THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ITS INVESTMENTS AND RISKS

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and preservation of capital. This investment objective may not be changed by the Fund’s Board without approval of the Portfolio’s Participation Certificate Holders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

Investment Strategies

The Portfolio is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns consist of interest income. The Portfolio’s overall strategy is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Portfolio is not a money market fund and is not subject to the specific regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of U.S. government securities (including repurchase agreements) in which the Portfolio invests, other investment techniques used by the Portfolio, and their risks, is set forth in the Prospectus. Supplementary information concerning these matters immediately follows this strategy section.

Within the Portfolio’s duration range, Merganser Capital Management, Inc., the Portfolio’s investment advisor (the “Advisor”), will seek to increase the Portfolio’s current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Advisor will typically lengthen the portfolio duration when it expects interest rates to decline, and typically shorten the portfolio duration when it expects interest rates to increase. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•	current and expected U.S. economic growth;

•	current and expected interest rates and inflation;

•	the Federal Reserve Board’s monetary policy; and

•	changes in the supply of or demand for U.S. government securities.

The Portfolio may also seek to increase its income and duration by investing in longer duration fixed-rate pass-through certificates, CMOs and other fixed-rated U.S. government securities, including zero-coupon securities and Treasury inflation-protected securities. The portfolio duration range and target will limit the amount of these securities held in the Portfolio.

The Advisor makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk inherent in mortgage-backed securities.

Within the Portfolio’s duration range, all other factors being equal, the Portfolio will tend to hold securities offering the highest spreads. For mortgage-backed securities, the decision to buy or sell also involves assessment of the available spreads relative to specific interest rate and prepayment risks, such as average life variability, price sensitivity to changes in market spread levels and price sensitivity to changes in the level of interest rate volatility. The Portfolio may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

The Portfolio may also seek to increase its income by engaging in dollar roll transactions.

Mortgage-backed pass-through certificates are typically offered or traded on a “to-be-announced” or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Portfolio will enter into trades on this basis in order to participate in these offerings or trade these securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads will be successful.

The Advisor evaluates the Portfolio’s investment strategy by comparing the performance of the Portfolio to an index composed of United States Treasury bills with maturities of 12 months (the “Index”). The Advisor’s basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Advisor tries to vary the Portfolio’s performance from the Index by, among other things:

•	varying the Portfolio’s effective duration as compared to the Index;

•	creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the Index;

•	investing a larger percentage of the Portfolio in certain types of securities as compared to the composition of the Index, or investing in types of securities [1] that are not included in the Index; and

[1]	The Advisor may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as “sectors” of the fixed-income market.

•	investing a large percentage of the Portfolio in a specific security as compared to the Index, or investing the Portfolio in securities that are not included in the Index.

The Portfolio currently uses the Bank of America Merrill Lynch 12-Month Treasury Bill Index as the Index.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to U.S. government investments in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in securities which are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

SECURITIES IN WHICH THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO INVESTS

The principal securities or other investments in which the Portfolio invests are described in the Prospectus. The Portfolio also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus, or information in respect of a non-principal security or other investment (in which case there may be no related disclosure in the Prospectus).

Securities Descriptions and Techniques

Fixed-Income Securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities, in addition to those listed in the Prospectus, in which the Portfolio invests.

Treasury Inflation-Protected Securities. TIPs are Treasury securities whose principal is adjusted for changes in the Consumer Price Index (CPI) and whose interest rate remains fixed throughout the term of the security. The CPI is a widely used measurement of inflation or deflation in the U.S. economy. During a period of inflation, changes in the CPI should cause the principal to increase; during a period of deflation, changes in the CPI should cause the principal to decrease. The interest payments on the security are made every six months. The amount of interest paid is based on the adjusted principal amount of the security at the time of payment. At maturity, the security is redeemed at the greater of the original principal amount of the security or the adjusted principal amount of the security. While TIPS protect the principal amount of the security against inflation, they typically offer lower initial interest rates than other Treasury securities during a period of inflation.

Collateralized Mortgage Obligations (A Type of Mortgage-Backed Security). CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Ultrashort Duration Government Portfolio may only invest in CMOs that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Sequential CMOs (A Type of CMO). In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes (A Type of CMO). More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Zero-Coupon Securities (A Fixed-Income Security). Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions

Delayed Delivery Transactions. Delayed delivery transactions, including when issued transactions, are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Participation Certificates. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Portfolio. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Portfolio will purchase and sell securities via regular way settlement within the time frame established for the industry and such transactions will be accomplished on a delivery versus payment basis.

Reverse Repurchase Agreements. The Ultrashort Duration Government Portfolio may borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, the Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than five percent of the total assets of the Portfolio. Redemptions are the only use to which proceeds of reverse repurchase agreements will be put. The Portfolio will not use borrowings, including reverse repurchase agreements, to purchase additional securities. The Portfolio does not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolio.

Investing in Securities of Other Investment Companies. The Portfolio may invest its assets in securities of other investment companies as an efficient means of managing its uninvested cash. Such investments will be limited to money market fund sweep accounts. The Portfolio will not invest in the Fund’s Government/REPO Portfolio or its Money Market Portfolio.

Investment Risks

There are many risk factors which may affect an investment in the Portfolio. The Portfolio’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Portfolio (in which case there may be no related disclosure in the Prospectus).

Risks Of Investing in Certain MBS. MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. A reverse mortgage is a home loan in which a lender makes a loan to a homeowner based on the equity in the home. To qualify for a reverse mortgage loan, a homeowner must be older than a certain specified age. Unlike a traditional mortgage, there are no scheduled payments of principal or interest. Repayment does not occur until, in most cases, the borrower ceases to own the home (including, as a result of the borrower’s death) or to use it as a primary residence. Accordingly, the timing of payments made on these loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated. The rate of principal and total amount of interest payments on any reverse mortgages is based on many factors, including relevant interest rates and borrower mortality, that may in turn affect the value of the pools of such mortgages. Due to the nature of reverse mortgages, they may react differently from traditional mortgages to economic, geographic and other factors. There is a limited amount of historical data regarding the performance of reverse MBS pools.

Risks Associated with the Investment Activities of Other Accounts. Investment decisions for the Portfolio are made independently from those of other accounts managed by the Advisor and accounts managed by affiliates of the Advisor. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Portfolio with respect to, for example, the value of Portfolio holdings, and/or prices paid to or received by the Portfolio on its portfolio transactions, and/or the Portfolio’s ability to obtain or dispose of portfolio securities.

Risks Associated with Reverse Repurchase Agreements. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Portfolio must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DESCRIPTION OF THE ULTRASHORT DURATION BOND PORTFOLIO AND ITS

INVESTMENTS AND RISKS

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and capital preservation. This investment objective may not be changed by the Fund’s Board without approval of the Portfolio’s Participation Certificate Holders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

Investment Strategies

The Portfolio invests in a diversified portfolio of domestic fixed-income securities. The Portfolio’s Advisor actively manages the Portfolio seeking to limit fluctuation in the price of Participation Certificates due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Advisor’s credit analysis. The Advisor attempts to limit fluctuation in the price of Participation Certificates by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. The Advisor then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit-quality securities.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, is set forth in the Prospectus. Supplementary information concerning these matters immediately follows this strategy section.

The Advisor attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. Non-governmental, mortgage-backed securities also involve credit risk. In selecting securities, the Advisor seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Advisor’s investment process first allocates the Portfolio’s investments among fixed-income sectors. The Advisor makes a greater allocation of the investments to those sectors that the Advisor expects to offer the best balance between current income and risk and thus offer the greatest potential for return. The allocation process is based on the Advisor’s continuing analysis of a variety of economic and market indicators in order to arrive at what the Advisor believes the yield “spread” should be for each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.) Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Advisor also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Advisor attempts to manage the Portfolio’s prepayment and extension risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Advisor may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Advisor attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Advisor attempts to manage the Portfolio’s credit risk by selecting securities that make default in the payment of principal and interest less likely. The Advisor analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Portfolio. In selecting individual corporate fixed-income securities, the Advisor analyzes the issuer’s business, competitive position and general financial condition to assess whether the security’s credit risk is commensurate with its potential return. There is no assurance that the Advisor’s efforts to enhance returns will be successful.

Within the Portfolio’s duration range of three months to 18 months, the Advisor may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Advisor expects interest rates to decline, it will generally lengthen the Portfolio’s duration, and if the Advisor expects interest rates to increase, it will generally shorten the Portfolio’s duration. Because the Portfolio will typically invest in fixed-income securities with remaining maturities greater than one year, the Portfolio may use repurchase contracts and certain collateralized mortgage obligations in an effort to maintain the Portfolio’s target duration. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•	current and expected U.S. growth;

•	current and expected interest rates and inflation;

•	the U.S. Federal Reserve Board’s monetary policy; and

•	changes in the supply of or demand for U.S. government securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to fixed-income securities in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

SECURITIES IN WHICH THE ULTRASHORT DURATION BOND PORTFOLIO INVESTS

The principal securities or other investments in which the Portfolio invests are described in the Prospectus. The Portfolio also may invest in securities or other investments, including any such securities or other investments in which the Ultrashort Duration Government Portfolio may invest, as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus, or information in respect of a non-principal security or other investment (in which case there may be no related disclosure in the Prospectus).

Securities Descriptions And Techniques

Fixed-Income Securities. The Portfolio may invest in the following fixed-income securities, in addition to those described in the Prospectus.

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

The Portfolio may invest in the following corporate debt securities, in addition to those described in the Prospectus:

Commercial Paper (A Type of Corporate Debt Security). Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments (A Type of Corporate Debt Security). Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Portfolio treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities (A Fixed-Income Security). Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Portfolio may invest in taxable municipal securities.

Zero-Coupon Securities (A Fixed-Income Security). Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security. A zero-coupon step-up security converts to a coupon security before final maturity. There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Insurance Contracts (A Fixed-Income Security). Insurance contracts include guaranteed investment contracts and funding agreements. The Portfolio treats these contracts as fixed-income securities.

Convertible Securities (A Fixed-Income Security). Convertible securities are fixed-income securities that the Portfolio has the option to exchange for equity securities at a specified conversion price. The option allows the Portfolio to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible, fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Portfolio to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Portfolio treats convertible securities as fixed-income securities for purposes of its investment policies and limitations, because of their unique characteristics.

Securities issued by not-for-profit issuers. The Portfolio may invest in debt securities issued by not-for-profit issuers located in the United States. Examples of such issuers include major universities, foundations and hospitals and hospital systems. These securities may have less liquidity than comparable securities of for-profit issuers, due to infrequent issuance and limited float.

Other Investments, Transactions, Techniques.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Portfolio’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions. Delayed delivery transactions, including when issued transactions, are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Portfolio. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs) (A Type of Delayed Delivery Transaction). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio.

Dollar Rolls (A Type of Delayed Delivery Transaction). Dollar rolls are transactions where the Portfolio sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies. The Portfolio may invest its assets in securities of other investment companies as an efficient means of managing its uninvested cash. Such investments will be limited to money market fund sweep accounts. The Portfolio will not invest in the Fund’s Government/REPO Portfolio or its Money Market Portfolio.

Investment Risks

There are many risk factors which may affect an investment in the Portfolio. The Portfolio’s principal risks are described in its Prospectus. In addition, to the extent the Portfolio invests in securities in which the Ultrashort Duration Government Portfolio is permitted to invest, it is subject to the risks associated with such investments. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of an additional risk factor applicable to the Portfolio (in which case there may be no related disclosure in the Prospectus).

Credit Enhancement Risk. The securities in which the Portfolio invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Portfolio against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single enhancement provider may provide credit enhancement to more than one of the Portfolio’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio, as the Portfolio may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Risks Associated with Convertible Securities. Convertible securities are generally subordinated so that in the event of a default, holders of senior securities would be paid before holders of such securities. In addition, convertible securities are often callable, and the issuer may exercise this right if the stock price rises, thereby limiting the potential gains of the holder.

Risks Associated with the Investment Activities of Other Accounts. Investment decisions for the Portfolio are made independently from those of other accounts managed by the Advisor and accounts managed by affiliates of the Advisor. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Portfolio with respect to, for example, the value of Portfolio holdings, and/or prices paid to or received by the Portfolio on its portfolio transactions, and/or the Portfolio’s ability to obtain or dispose of portfolio securities.

INVESTMENT AND BORROWING LIMITATIONS

Fundamental Limitations

Below is a complete list of the Portfolios’ investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolio (as defined herein under “Miscellaneous”).

The Portfolios may not:

1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies, among other circumstances, to reverse repurchase agreements and dollar rolls whose proceeds are utilized to provide liquidity to meet redemption requests. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into repurchase agreements, in accordance with its investment objective and policies.

3. Purchase or sell commodities or commodity contracts, including futures contracts.

4. Purchase or sell real estate, except that the Portfolios may purchase securities of issuers which deal in real estate and securities which are secured by interests in real estate, to the extent such purchases are otherwise permissible.

5. Act as an underwriter of securities.

6. Issue senior securities except to the extent that investment policies related to reverse repurchase agreements discussed herein may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

7. Purchase securities issued by BCS Financial Corporation.

The Ultrashort Duration Government Portfolio may not:

1. Purchase any securities other than (a) obligations issued or guaranteed by the United States Government, Federal Agencies or U.S. Government sponsored corporations, or (b) repurchase agreements with major banks and dealer firms, fully secured by delivered U.S. Government, Federal Agency or U.S. Government sponsored corporation securities. This investment policy would prevent the Ultrashort Duration Government Portfolio from purchasing any securities, which would cause 25% or more of the total assets of the Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry or group of industries. There is no limitation for the Portfolio with respect to investments in U.S. Government obligations or for the obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

The Ultrashort Duration Bond Portfolio may not:

1. Purchase any securities, which would cause 25% or more of the total assets of the Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry or group of industries. There is no limitation for the Portfolio with respect to investments in U.S. Government obligations or for the obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

2. Purchase any securities of an issuer primarily engaged in the production or distribution of tobacco products.

Other Limitations

The following limitations may be changed by the Board of Trustees without Participation Certificate holder approval. Participation Certificate holders will be notified before any material change in these limitations becomes effective.

The Portfolios may not:

1. Acquire securities of other investment companies, except that the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio may purchase securities representing interests in money market fund sweep accounts. The Portfolios may not purchase securities representing interests in the Fund’s Government/REPO Portfolio or its Money Market Portfolio.

2. Purchase securities on margin, make short sales of securities or maintain a short position.

The Ultrashort Duration Government Portfolio may not invest more than 50% of its assets in Residential Mortgage-Backed Agency securities or more than 50% of its assets in Commercial Mortgage-Backed Agency securities. Such limitations apply only at the time a transaction is undertaken. Any change in the Portfolio’s assets invested in certain securities resulting from market fluctuation will not require the Portfolio to dispose of an investment. In addition, the Ultrashort Duration Government Portfolio may not purchase any of the following:

1. Derivative instruments as defined by the NAIC Accounting Practices and Procedure Manual.

2. Bonds that receive interest only or principal only.

3. Bonds with coupons that reset periodically based on an index and which vary inversely with the changes in the index.

4. Leveraged or deleveraged notes that pay a multiple or fraction of an index or indices.

5. Notes that pay principal or interest linked to foreign currencies, non-U.S. dollar interest rates, equity or commodity indices or any other index that is not composed of U.S. dollar denominated fixed-income instruments.

6. Notes that pay principal or interest linked to more than one index.

The Ultrashort Duration Bond Portfolio may only purchase the securities specifically permitted above in this section of the Statement of Additional Information entitled “Investment and Borrowing Limitations” for the Portfolios, the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio and the following securities:

1. Private label commercial mortgage backed securities.

2. Debt securities of corporations (including convertible securities).

3. Asset backed securities.

4. Yankees (which are U.S. dollar-denominated securities issued by a foreign issuer).

5. Securities issued by not-for-profit issuers.

6. Taxable municipal issues.

7. Guaranteed investment contracts.

8. Obligations of domestic branches of U.S. and foreign commercial banks and bank holding companies, including commercial paper, bankers acceptances, certificates of deposit, notes and bonds, and in the case of time deposits, obligations of domestic and foreign branches of U.S. and foreign commercial banks. Time deposits in foreign commercial banks will be limited to Eurodollar and Canadian time deposits.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities for each Portfolio usually are principal transactions. The Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios usually pay no brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Portfolios may not necessarily pay the lowest spread or commission available on each transaction.

The Advisor determines the allocation of transactions, including their frequency, to various dealers in its best judgment under the general supervision of the Board of Trustees of the Fund and in a manner deemed fair and reasonable to Participation Certificate holders.

The Advisor makes investment decisions for each Portfolio independently from those for the other investment companies advised by the Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, or any affiliates, officers or employees of the Advisor.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board of Trustees of the Fund has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Fund will only release information about its portfolio holdings as follows:

•	Information which has previously been made public may be freely released.

•	Government and/or regulatory entities, such as the SEC or a court of law, have the right to review portfolio holdings.

•

Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer or his designee and an acceptable confidentiality agreement (including an agreement not to trade).

•

The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-Q or other applicable SEC forms. In addition, the Fund may disclose its portfolio holdings on its website at http://www.pif.com at such intervals and to such extent as it shall determine, and shall disclose its portfolio holdings on its website at such intervals and to such extent as shall be required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure, the Chief Compliance Officer or his designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the Chief Compliance Officer or his designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s Chief Compliance Officer is required to notify the Board of Trustees of new third parties approved to receive portfolio holdings pursuant to the procedures at the next meeting of the Board of Trustees.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, its investment advisors, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements. The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•	The Fund’s Board of Trustees and, if necessary, Fund counsel

•	The Fund’s Service Agent

•	The Fund’s Custodian

•	The Fund’s Administrator and its parent company

•	The Fund’s independent registered public accounting firm

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information. The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons. The Fund, Merganser and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio is available at the Fund’s website, www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month, with a one month lag, is posted on the website 5 days after the end of the month and remains posted for one month thereafter and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: a percentage breakdown of the portfolio by sector, duration analysis, ratings analysis and maturity analysis.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s net asset value for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.)

Transfer Payments

A BCBS Investor investing in the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio for another BCBS Investor by a transfer of the redeemed Participation Certificates to the second BCBS Investor. Such a transfer is made by a redemption and simultaneous purchase in the name of the second BCBS Investor. A BCBS Investor may not request a transfer from its Ultrashort Duration Government Portfolio or its Ultrashort Duration Bond Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 4:00 P.M. (Eastern Time). There is no limit on the number of transfers that a BCBS Investor can place in any one day, nor on the total number of such transfers by all BCBS Investors per day.

NET ASSET VALUE

Determining Market Value of Securities

The net asset value (NAV) of a Participation Certificate is determined by BNY Mellon Investment Servicing, as Service Agent for the Portfolios, as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Service Agent calculates the NAV of each Portfolio by valuing the assets allocated to the Portfolio, subtracting the liabilities allocated to the Portfolio and dividing the balance by the number of Participation Certificates of the Portfolio outstanding. The NAV is calculated to the nearest whole cent per Participation Certificate.

In calculating NAV, the Service Agent generally values investments as follows:

•

Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

•	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost as described below.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Advisor uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate NAV. The Advisor will not use a pricing service or dealer who is an affiliated person of the Advisor or the Service Agent to value investments.

Noninvestment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Participation Certificates are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of NAV. This means that, generally, the Fund will not correct errors of less than one cent per Participation Certificate or errors that did not result in net dilution to a Portfolio.

Amortized Cost Values

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Service Agent then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Service Agent adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Service Agent uses this adjusted cost to value the investment.

Fair Valuation and Significant Events Procedures

The Board of Trustees has ultimate responsibility for determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable. Under the Fair Valuation Pricing Policies and Procedures (the “Procedures”) adopted by the Board, the Board has delegated to the Advisor, in conjunction with the Fair Valuation Committee, the responsibility of determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable.

Fair value of a security means the amount reasonably expected to be received upon an orderly disposition over a reasonable period of time. The Advisor will consider all relevant factors in determining a security’s fair value, and may seek the advice of knowledgeable brokers and legal counsel in making such determination.

Each fair valuation determination made by the Advisor, along with the factors upon which the determination was based, will be documented and presented to the Board at the next scheduled Board of Trustees meeting. The Fair Valuation Committee will review the Advisor’s fair valuation determinations on a quarterly basis. The Valuation Committee shall consist of the President of the Fund, the Fund’s Treasurer and representatives from the Service Agent and the Advisor.

The fair value of any portfolio security held by a Portfolio will be determined in a manner that most fairly reflects the market value of the security on the valuation date, on a consideration of all available information. When pricing data is not available or is otherwise deemed to be unreliable, or inaccurate pricing data is received, the Service Agent will notify the Advisor and the Advisor will determine the fair value of the security in accordance with the Procedures. For securities of bankrupt issuers, the Advisor (or its designee) will immediately notify the Service Agent and the Advisor will determine the fair value of the security in accordance with the Procedures. If an extraordinary market event occurs between the time the last “current” market quotation is available for a security in a Portfolio and the time the Portfolio’s net asset value is determined that calls into doubt whether the earlier market quotation represents fair value at the time the Portfolio’s net asset value is determined, the Advisor will decide whether to affirm the current quotation or to determine a fair value based on the new information.

Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Fund generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer, such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Dale E. Palka(1) 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181	President and Chief Executive Officer	3 Years	May 2009 to Present – Senior Vice President, BCS Financial Corporation; 2008 to May 2009 – Senior Vice President, BCS Financial Services Corporation	Four	None
Age 64	Trustee	(3)

(1)	Dale E. Palka may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.
(2)	Term of office is one year.
(3)	Less than one year.

Disinterested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Dorothy A. Coleman 165 Court Street Rochester, NY 14647 Age 50	Trustee	2 Years

September 2011 to Present – Executive Vice President, Chief Financial Officer, Excellus Blue Cross Blue Shield;

October 2009 to September 2011 – Executive Vice President, Chief Financial Officer, Blue Cross Blue Shield of Rhode Island;

2008 to October 2009 Chief Operating Officer Interim President-Public Sector Line of Business, United Healthcare

				Four	None

David A. Cote 4101 Percival Road, AX –A31 Columbia, SC 29223 Age 42	Trustee	(2)	2008 to Present – Assistant Vice President and Assistant Treasurer, Blue Cross and Blue Shield of South Carolina	Four	None

Emil D. Duda 23 Old Westfall Drive Rochester, NY 14625 Age 61	Chairman Trustee	(2) 11 Years	December 2011 to Present – Retired; 2008 to December 2011 – Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies	Four	None

Robert J. Kolodgy 225 N. Michigan Ave Chicago, IL 60601 Age 55	Trustee	2 Years

February 2009 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield Association;

2008 to February 2009 – Chief Operating Officer, Chief Financial Officer and Chief Strategy Officer, Paramount Healthcare and ProMedica Health Systems

				Four	None

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 61	Trustee	2 Years

April 2009 to Present – Executive Vice President and Chief Financial Officer, Independence Blue Cross;

2008 to March 2009 – Senior Vice President and Chief Financial Officer, AmeriHealth Mercy Family of Companies

				Four	None

Disinterested Trustees cont.

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 58	Trustee	8 Years	December 2008 to Present – Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico);	Four	None

2008 to December 2008 – Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico)

Vince P. Price 100 SW Market Street Portland, OR 97201 Age 50	Trustee	(2)	January 2009 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.; 2008 to January 2009 – Price and Price Consulting, LLP (Managing and Strategy Consulting)	Four	None

Joseph F. Reichard, CCM 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 65	Trustee	15 Years	2008 to Present – Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc. (Insurance Company)	Four	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 53	Trustee	3 Years

April 2009 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama;

2008 to April 2009 – Vice President, Internal Audit and Information Security, Blue Cross and Blue Shield of Alabama

				Four	None

(1)	Term of office is one year.
(2)	Less than one year.

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph S. Castellon 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 42	Treasurer Secretary	3 Years 2 Years

April 2011 to Present – Vice President, BCS Financial Corporation;

June 2009 to April 2011 – Assistant Vice President, BCS Financial Corporation;

2008 to November 2008 – Vice President, Suburban Bank and Trust Company

Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 46	Chief Compliance Officer	(2)	December 2010 to Present – Managing Director, Foreside Compliance Services, LLC 2008 to December 2010 – Senior Vice President, State Street Bank

(1)	Term of office is one year.
(2)	Less than one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board of Trustees. At the present time, there are 10 Trustees serving on the Board, including the Chairman of the Board. The Chairman presides at meetings of the Board of Trustees and at meetings of Participation Certificate holders. The Chairman, Emil D. Duda, is not an “interested person” (as defined in the Investment Company Act) of the Portfolio. The Board exercises risk oversight of the Portfolios through receiving and reviewing compliance reports from, and making inquiries of, BCS Financial Services Corporation (“BCSFSC”), as administrator of the Portfolios and Merganser Capital Management, Inc. (“Merganser”) as the Portfolios’ investment advisor. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing annual reports from the Fund’s Chief Compliance Officer and making inquiries of and having meetings with the Chief Compliance Officer.

All of the Trustees, except for Mr. Duda, hold chief financial officer or similar senior financial management positions with the Blue Cross and Blue Shield Association (“Association”) or with members or licensees of the Association and certain related organizations, which are the only entities that are permitted to purchase Participation Certificates. Mr. Duda previously held such senior financial management position.

Each of the Trustees has significant senior management experience overseeing investment activities for an insurance company or similar entity. This experience has led the Fund to conclude that these individuals are well qualified to serve as Trustees of the Fund, which focuses its investment activities on current income and stability of principal (with regard to the Government/REPO Portfolio and the Money Market Portfolio) and total return consistent with current income and capital preservation (with regard to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio). While the current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters.

Committees of The Board of Trustees

The Board of Trustees has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board of Trustees in fulfilling its governance responsibilities by, among other things, inquiring:

•	whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

•	whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

•	whether management has established and maintained processes to assure compliance by the Fund with applicable laws and regulations;

•	about and evaluate the performance and qualifications of financial management and the independent auditors, and encouraging and fostering open communication among management, the independent auditors and the Board of Trustees.

The Audit Committee is responsible for identifying the independent auditors for selection by the Board of Trustees to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisor and certain affiliated parties. The members of the Audit Committee are Alan Krigstein, Gerard T. Mallen and Cynthia M. Vice. The Audit Committee met twice during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Fund’s Nominating Committee is to gather information and make recommendations to the Participation Certificate holders of nominees for election as Trustees of the Fund. The members of the Nominating Committee are David A. Cote, Robert J. Kolodgy and Joseph F. Reichard. The Nominating Committee met on two occasions during the Fund’s most recent fiscal year.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at the annual meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

As of December 31, 2012, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

Name of Trustee	Name of Owners and Relationships To Trustee	Company	Title of Class	Value of Securities	Percent of Class

As of December 31, 2012, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities of an investment advisor of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor of the Fund.

Compensation Information

The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. No director, officer or employee of Merganser, BlackRock Advisors, LLC (the investment advisor to the Fund’s Government/REPO Portfolio and Money Market Portfolio) (“BALLC”), BNY Mellon Investment Servicing or BNY Mellon is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates. For the year ended December 31, 2012, a total of $17,966 was paid by the Fund for Trustee meeting expenses.

Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
John G. Foos	$800	—	—	$800
Emil Duda, Chairman and Trustee	$650	—	—	$650

Except as set forth above, for the fiscal year ended December 31, 2012, the Fund did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.

Code of Ethics

As required by SEC rules, the Fund and the Advisor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Although these codes permit such persons to trade in securities, including those that the Portfolios could buy, they contain safeguards designed to protect the Fund and its Participation Certificate holders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Proxy Voting Policies

As detailed below, the Fund uses the proxy voting policy of the Advisor to determine how to vote proxies relating to securities held by the Portfolios. The securities held by the Portfolios generally are non-voting securities.

The Board of Trustees of the Fund has delegated the voting of proxies for the Portfolios’ securities to the Advisor. Under the proxy voting policy of the Advisor, the Advisor will vote proxies related to the securities held by the Portfolios in the best interests of the respective Portfolio and its Participation Certificate holders. From time to time, a vote may present a conflict between the interests of the Participation Certificate holders, on the one hand, and those of the Advisor, or any affiliated person of the Fund or the Advisor, on the other. In such event, provided that the Advisor is aware of the real or potential conflict or material non-routine matter and if the Advisor does not reasonably believe it is able to follow its general voting policy (or if the particular proxy matter is not addressed in the policy) and vote impartially, the Advisor may retain an independent fiduciary to advise the Advisor on how to vote or to cast votes on behalf of the Portfolios. If the Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Advisor shall determine how to vote the proxy after consulting with the Portfolio Managers and its Legal and Compliance Department and concluding that the vote cast is in the Portfolio’s best interest notwithstanding the conflict. A copy of the proxy voting policy of the Advisor is attached as Appendix B.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.pif.com and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files Form N-PX, with the complete proxy voting records of the Fund for the 12 months ended June 30, no later than August 31st of each year. The latest filing of Form N-PX was made on August 30, 2012, for the 12 month-period ended June 30, 2012. The form is available without charge: (1) from the Fund, upon request by calling (800) 621-9215 and (2) on the SEC’s website at www.sec.gov.

Investment Advisor

Merganser Capital Management, Inc. (“Merganser”), a registered investment advisor, is investment advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Formed in 1985, Merganser specializes in managing residential and commercial loans and securities, collateralized debt obligation liquidations and other financial securities.

Merganser, located at 99 High Street, 28th Floor, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Annaly Capital Management, Inc. (“Annaly”) (NYSE:NLY), a publicly traded real estate investment trust. The address of Annaly Capital Management, Inc. is 1211 Avenue of the Americas, 29th Floor, New York, NY 10036. As of December 31, 2012, Merganser had approximately $7.3 billion in assets under management.

Merganser is responsible for the day-to-day management of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. There is no one individual primarily responsible for portfolio management decisions for the Portfolios. Investments are made under the direction of a team of Merganser professionals led by Douglas A. Kelly, Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Kelly is the President and Co-Chief Investment Officer of Merganser and has been with the company since 1986. Mr. Smock is the Executive Vice-President and Co-Chief Investment Officer of Merganser and joined the company in 2003. Ms. Wynn is a Senior Vice-President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice-President and Portfolio Manager for Merganser and joined the company in 1986.

For the services provided and expenses assumed by it with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, Merganser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, as follows:

Annual Fee	Aggregate Annual Net Assets
.20%	of the first $250 million
.15%	of the next $250 million
.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, including separate accounts and unregistered funds. The advisory fees received by Merganser in connection with the management of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio and other accounts are not based on the performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio or the other accounts. Information regarding those other accounts is set forth below.

Number of Other Accounts Managed and Assets by Account Type

As of December 31, 2012

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES (OTHER THAN THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO AND THE ULTRASHORT DURATION BOND PORTFOLIO)	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Douglas A. Kelly	Number: 1 Assets: $386 million	Number: 0 Assets: $	Number: 6 Assets: $1.1 billion

Andrew M. Smock	Number: 0 Assets: $	Number: 2 Assets: $ 34 Million	Number: 20 Assets: $ 1.4 billion

Peter S. Kaplan	Number: 0 Assets: $	Number: 1 Assets: $115 million	Number: 32 Assets: $2.3 billion

Jennifer K. Wynn	Number: 0 Assets: $	Number: 0 Assets: $	Number: 31 Assets: $2.2 billion

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Fees earned by Merganser may vary among these accounts. Such management of other accounts could create conflicts of interest if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. However, Merganser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; (ii) the securities in which the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will invest are typically highly rated liquid securities; and (iii) the portfolio managers do not invest personally in any of these accounts. In addition, Merganser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

The portfolio managers receive all of their compensation from Merganser. Douglas A. Kelly, Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan each receive compensation in the form of salary as well as an annual discretionary bonus. Discretionary bonuses are determined by Merganser’s compensation committee after consideration of several factors including but not necessarily limited to:

(a)	An individual’s performance with respect to their designated work responsibilities;

(b)	Merganser’s overall performance; and

(c)	Other factors the compensation committee determines to be appropriate.

As of February 28, 2013, none of the portfolio managers beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any Participation Certificates of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, and Merganser prohibits its personnel from purchasing Participation Certificates of the Portfolios. In addition, Participation Certificates may only be purchased by members and licensees of the Blue Cross and Blue Shield Association and certain related organizations.

The Advisor, subject to the Board of Trustee’s supervision, provides the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with discretionary investment services. Specifically, the Advisor is responsible for managing the investments of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio in accordance with the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s investment objectives, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Advisor further agrees to conform to all applicable laws and regulations of the Securities and Exchange Commission in all material respects and to conduct its activities under the Investment Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Advisor will satisfy its fiduciary duties to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, will monitor the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s investments, and will comply with the provisions of the Fund’s Articles of Incorporation and By-laws, and the stated investment objectives, policies and restrictions of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. The Advisor is responsible for effecting all security transactions for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s assets. The Investment Advisory Agreements provide that the Advisor shall not be liable for any loss suffered by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Advisor’s duties under the Investment Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in performance of its duties under such Investment Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Investment Advisory Agreement.

Service Agent

As Service Agent for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, BNY Mellon Investment Servicing maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates dividends and yields, total return, expense ratios and portfolio turnover rate; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Portfolios; prepares reports to the Board of Trustees of the Fund; and performs other accounting, administrative and tax services. For services provided and expenses assumed by BNY Mellon Investment Servicing as Service Agent of the Portfolios, BNY Mellon Investment Servicing is entitled to receive a fee, computed daily and payable monthly, at the following annual rates based upon each Portfolio’s average annual net assets:

Annual Fee	Aggregate Annual Net Assets
.030%	of the first $250 million
.0275%	of the next $250 million
.020%	of amounts in excess of $500 million

with a minimum annual fee of $62,500 for each Portfolio, exclusive of base 38a-1 compliance support services fee, independent security market quote costs, tax services fees and out-of-pocket and miscellaneous expenses.

Compliance Services

Under a Fund CCO Agreement (the “Compliance Agreement”) between the Fund and Foreside Compliance Services, LLC (“Foreside”), Foreside provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Offer to the Fund. Foreside receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears. The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Fund Board or by Foreside on 60 days written notice to the other party.

Under the Compliance Agreement, Foreside is not liable to the Fund or its shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, Foreside and certain related parties (such as Foreside’s officers and persons who control Foreside) are indemnified by the Fund against any and all claims and expenses related to Foreside’s actions or omissions, except for any act or omission resulting from the Foreside’s willful misfeasance, bad faith, or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) acts as custodian of the Fund’s assets. BNY Mellon earns fees from the Fund for serving in this capacity. BNY Mellon has its principal offices at One Wall Street, New York, NY 10286. As custodian, BNY Mellon, among other things, collects income of and payments to the Fund; executes and delivers proxies, consents and other authorizations for the Fund; delivers, releases and exchanges securities held for the Fund when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of Participation Certificates, and for the payment of interest, dividends, taxes and management fees; and furnishes the Fund with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon shall remain responsible for the performance of its duties under the Custodian Agreement and shall hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

Annual Fee	Fund’s Average Annual Gross Assets
.009%	of the first $500 million
.008%	of amounts in excess of $500 million

with an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

BNY Mellon Investment Servicing has been retained to act as transfer agent for the Fund. As transfer agent, BNY Mellon Investment Servicing, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing as transfer agent, BNY Mellon Investment Servicing is entitled to receive a minimum monthly fee of $3,125 for each Portfolio, excluding account fees (if applicable), shareholder and out-of-pocket expenses and compliance and other miscellaneous fees and expenses.

Administrator

BCS Financial Services Corporation (“BCSFSC”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s administrator. BCSFSC acts generally in a supervisory capacity with respect to the Fund’s overall operations and Participation Certificate holder relations. BCSFSC’s administrative services include maintaining the Fund’s Oakbrook Terrace, Illinois office; maintaining financial and accounting records other than those maintained by the Service Agent or its agents; supervising the performance of administrative and professional services to the Fund by others; monitoring, and notifying the Fund of, the eligibility of the Fund’s present and prospective investors; receiving and processing applications from present and prospective investors in the Fund; and accumulating information for and coordinating (but not paying for) the preparation of reports to the Fund’s Participation Certificate holders and the SEC.

For its administrative services, BCSFSC is entitled to receive a fee from the Fund calculated daily and paid monthly at an annual rate not to exceed .05% of the average daily net assets.

Fee Waivers and Expense Reimbursement

Merganser has agreed to waive the fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, shall be as follows:

Annual Fee	Aggregate Annual Net Assets
.15%	of the first $200 million
.125%	of the next $300 million
.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

The Administrator has agreed to waive the fees otherwise payable to it, and to reimburse the Fund for expenses attributable to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that after taking such waiver and reimbursement into account, the expense ratios of each of Portfolios do not exceed .40%.

Merganser and the Administrator cannot terminate the foregoing fee waivers and expense reimbursement agreement prior to May 1, 2014 without the consent of the Board of Trustees of the Fund.

Merganser may not recover any fees waived with respect to a particular year. The Administrator is entitled to recover, subject to approval of the Board of Trustees, fees waived or expenses reimbursed for a period of up to three (3) years from the year in which the Administrator waived such fees and/or reimbursed expenses for the Fund. No recovery will be permitted unless after giving effect thereto, the current expense ratios of each of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio do not exceed .40%.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, rating agency fees, fees of Merganser, BALLC, BNY Mellon Investment Servicing, BNY Mellon and BCSFSC, costs of securities law registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or holders of Participation Certificates or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The Portfolios intend to meet the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its gross income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds paid to a Participation Certificate holder which has failed to provide a correct tax identification number in the manner required, is subject to withholding by the Internal Revenue Service for failure properly to include on its return payments of taxable interest or dividends, or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is an “exempt recipient.”

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains (20% or 28%, as applicable), regardless of how long a holder has held a Portfolio’s Participation Certificates. Similarly, although each Portfolio does not expect to earn any investment company taxable income, taxable income earned by a Portfolio will be distributed to holders of its Participation Certificates. In general, a Portfolio’s investment company taxable income will be its taxable income (for example, any short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio will be taxed on any undistributed investment company taxable income of that Portfolio. To the extent such income is distributed by a Portfolio (whether in cash or additional Participation Certificates), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustees’ fees) of, the Fund, prorated on the basis of relative net asset value of the Fund’s other Portfolios applicable to that period.

PERFORMANCE INFORMATION

Average Annual Total Return and Yield

The Fund may advertise performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio by using the SEC’s standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of the Portfolios depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund’s or the Portfolios’ expenses, and various other factors.

Performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily.

Total Return

Total return represents the change (expressed as a percentage) in the value of Participation Certificates over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Participation Certificates is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Participation Certificates owned at the end of the period by the NAV per Participation Certificate at the end of the period. The number of Participation Certificates owned at the end of the period is based on the number of Participation Certificates purchased at the beginning of the period with $10,000, adjusted over the period by any additional Participation Certificates, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

Yield

The yield of Participation Certificates is calculated by dividing: (i) the net investment income per Participation Certificate earned by the Participation Certificates over a 30-day period; by (ii) the maximum offering price per Participation Certificate on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Participation Certificates because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to Participation Certificate holders.

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2013.

Participation Certificate holder	Percent of Participation Certificates Owned of Ultrashort Duration Government Portfolio	Percent of Participation Certificates Owned of Ultrashort Duration Bond Portfolio
Blue Cross and Blue Shield of Alabama 450 Riverchase Parkway East Birmingham, AL 35298	26.97%

BlueCross BlueShield Association 225 North Michigan Avenue Chicago, Illinois 60601		10.78%

BCS Financial Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181		5.18%

Highmark Inc. 120 5th Ave Suite 924 Pittsburgh, PA 15222-3021		25.91%

Blue Cross Blue Shield of Kansas 1133 SW Topeka Blvd. Topeka, KS 66629		20.26%

Blue Cross and Blue Shield of South Carolina 4101 Percival Road AX-A31 Columbia, SC 29223	73.03%	46.50%

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 111 South Wacker Drive, Chicago, Illinois 60606 has been selected as the independent registered public accounting firm of the Fund for the year ending December 31, 2013.

COUNSEL

Seyfarth Shaw LLP, 131 South Dearborn Street, Suite 2400, Chicago, Illinois 60603, will pass upon the legality of the Participation Certificates offered hereby.

MISCELLANEOUS

As used in the Prospectus and in this Statement of Additional Information, the term “majority,” when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund’s outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

The Fund has chosen a calendar fiscal year.

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report dated December 31, 2012, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Fund contained in the Fund’s Annual Report for the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon also appears in such Annual Report and is also incorporated by reference herein.

APPENDIX A — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

The Fund may invest in securities which at time of purchase have ratings not lower than the following:

Type of Security	Rating Agency	Rating	Summary of Rating
Bond	Moody’s Investors Service, Inc. (“Moody’s”)	Aaa	Obligations rated ‘Aaa’ are judged to be of highest quality, with minimal credit risk.

Bond	Moody’s	Aa	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

Bond	Moody’s	A	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Bond	Moody’s	Baa	Obligations rated ‘Baa’ are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Bond	Standard & Poor’s Corporation (“S&P”)	AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

Bond	S&P	AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Type of Security	Rating Agency	Rating	Summary of Rating
Bond	S&P	A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Bond	S&P	BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Commercial Paper	Moody’s	P-1	Issuers (or supporting institutions) rated ‘Prime-1’ have a superior ability to repay short-term debt obligations.

Commercial Paper	S&P	A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong.

APPENDIX B — MERGANSER CAPITAL MANAGEMENT, INC. PROXY VOTING POLICY

Proxy Voting

Policy

Adopted:      October 5, 2004

Amended:    January 3, 2011

                      November 16, 2006

Purpose:

The purpose of this policy is to ensure that proxies are voted in accordance with our clients’ best interests or instructions.

Background:

Rule 275.206(4)-6 of the Investment Advisers Act of 1940 governs proxy voting by investment advisers. It requires advisers to implement written policies and procedures governing how they will vote proxies. It also requires them to disclose to clients, when requested, how they voted certain proxies and to furnish clients with a copy of the advisers’ policies and procedures on proxy voting.

Given the nature of fixed income securities, Merganser is rarely required to vote on proxies. The typical exception occurs with respect to Money Market Mutual Funds that are used as sweep vehicles by custodian banks.

Policy:

1. Merganser will notify the client giving them the opportunity to vote or instruct us how to vote their proxy. When a client specifically instructs Merganser not to contact them about proxies, Merganser will vote the proxy in a manner which in its best judgment reflects the client’s best economic interest and fosters good corporate governance. In other routine matters, Merganser will vote in accordance with management recommendations.

2. If requested, Merganser will offer our clients advice on proxy questions.

3. Merganser will facilitate the proxy voting so as to minimize the administrative burden on our clients. Therefore, for all Money Market Mutual Fund proxies, Compliance will vote to approve all auditor, director and legal counsel requests. If Merganser wishes to deviate from this, they shall notify the client of such decision.

4. If our contract assigns responsibility for proxy voting to the client or the client otherwise indicates a desire to vote proxies, Merganser will forward all materials to them for voting.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Form of Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 19, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 30, 2009)

(a)(6)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(b)(1)	Bylaws of Registrant as Amended and Restated on June 22, 2005 (incorporated by reference to Exhibit (b) to PEA No. 24)

(b)(2)	Article VI of Bylaws of Registrant as amended on January 27, 2012 (incorporated by reference to Exhibit (b)(2) of PEA No. 33)

(c)	Not applicable

(d)(1)	Form of Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d) (1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No 2-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

(d)(2)	Form of Investment Advisory Agreement and Service Agreement for the Government/REPO Portfolio (incorporated by reference to Exhibit (d) (2) of PEA No. 32

(d)(3)	Form of Investment Advisory Agreement for the Ultrashort Duration Government Portfolio (incorporated by reference to Exhibit (d)(3) of PEA No. 32)

Exhibit No.	Description of Exhibit

(d)(4)	Form of Investment Advisory Agreement for the Ultrashort Duration Bond Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 32)

(e)	Not applicable

(f)	Not applicable

(g)(1)	Form of Transfer Agency Agreement (incorporated by reference to Exhibit 8(a) of PEA No. 13)

(g)(2)	Form of Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(g)(3)	Form of Transfer Agency and Shareholder Services Agreement (incorporated by reference to Exhibit (g)(3) of PEA No. 33)

(h)(1)	Form of Administration Agreement (incorporated by reference to Exhibit 9 of PEA No. 13)

(h)(2)	Assignment of Administration Agreement (incorporated by reference to Exhibit 9.1 of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 26, 2000)

(h)(3)	Form of Administration and Accounting Services Agreement (incorporated by reference to Exhibit (h)(3) of PEA No. 33)

(h)(4)	Powers of Attorney

(i)	Opinion of Counsel (incorporated by reference to Exhibit 10 of PEA No. 13)

(j)	Consent of Deloitte & Touche LLP

(k)	Not applicable

(l)(1)	Subscription Agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(l)(2)	Subscription agreement (incorporated by reference to Exhibit (l)(2) to PEA No. 33)

(m)	Not applicable

(n)	Not applicable

(o)	Not applicable

(p)	Code of Ethics (incorporated by reference to Exhibit (p) to PEA No. 33)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the Investment Company Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Merganser Capital Management, Inc. (“Merganser”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of Merganser is incorporated by reference to Schedules A and D of Form ADV filed by Merganser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57541).

Item 32. Principal Underwriters

Not applicable

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records
1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government/Repo Portfolio and the Money Market Portfolio.

4.	Merganser Capital Management, Inc. 99 High Street Boston, MA 02110	Records relating to its functions as investment advisor for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

5.	The Bank of New York Mellon One Wall Street New York, NY 10286	Records relating to its function as custodian.

6.	Foreside Compliance Services, LLC Three Canal Plaza Portland, Maine 04101	Records relating to provision of compliance services.

Item 34. Management Services

Not applicable

Item 35. Undertakings

The Fund undertakes to furnish each person to whom a prospectus has been delivered with a copy of its latest annual report to Participation Certificate holders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this post-Effective Amendment No. 38 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 30th day of April, 2013.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President and Chief Executive Officer

ATTEST:

/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Dale E. Palka Dale E. Palka	President, Chief Executive Officer and Trustee (Principal Executive Officer)	April 30, 2013

/s/ Joseph S. Castellon Joseph S. Castellon	Treasurer (Principal Financial and Accounting Officer)	April 30, 2013

*Dorothy A. Coleman Dorothy A. Coleman	Trustee	April 30, 2013

*David A. Cote David A. Cote	Trustee	April 30, 2013

*Emil D. Duda Emil D. Duda	Trustee	April 30, 2013

*Robert J. Kolodgy Robert J. Kolodgy	Trustee	April 30, 2013

*Alan Krigstein Alan Krigstein	Trustee	April 30, 2013

*Vince P. Price Vince P. Price	Trustee	April 30, 2013

*Joseph F. Reichard Joseph F. Reichard	Trustee	April 30, 2013

*	Executed on behalf of the indicated Trustees by Joseph S. Castellon, duly appointed attorney-in-fact.

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Attorney-in-fact

EXHIBITS

(h)(4)	Powers of Attorney

(j)	Consent of Deloitte & Touche LLP